UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2019

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2019

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	5
Expense Example	6
Portfolio of Investments	8
Financial Statements:
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Notes to Financial Statements	22
Financial Highlights	40
Investment Advisory Agreement Approval	42
Trustee and Officer Information	45

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2019 (unaudited)

Dear Shareholder:

The first six months of 2019 delivered positive performance across all major asset classes. Risk assets across fixed income and equity markets rallied in this period with credit spreads tightening and yields falling. While the headwinds may have dissipated amid dovish turns by the Federal Reserve and European Central Bank as well as U.S.-China trade optimism, they did not disappear or turn into tailwinds. Uncertainty around global trade and weaker growth make the short-term outlook for corporate earnings less clear and the risks of recession remain. U.S. growth is likely to be lower for the remainder of 2019, although stabilized via easier monetary policy. Central banks have become more accommodative, particularly in the U.S. and eurozone, and we expect that to continue as uncertainty in the geopolitical and economic landscape remains prevalent.

Fixed Income Overview

U.S. Treasury yields declined over the six-month period, pressured by the weakening economic growth outlook, subdued inflation pressures and dovish central bank signals. The yield curve flattened overall, with the 3-month to 10-year segment inverting toward the end the period. Yields across other developed markets also fell, landing some in negative territory and driving investors' search for yield in non-government bond sectors, including corporate credit, securitized assets, municipal bonds and emerging market debt. Credit markets benefited from the falling interest rate environment, a further narrowing in credit spreads and a backdrop of rising equity prices, with both investment grade and high yield corporate bonds posting strong returns. Emerging market debt also performed well, amid easing in some local idiosyncratic concerns and expectations for interest rate cuts by developed market central banks.

For the six-month period ended June 30, 2019, Variable Investment Series — Income Plus Portfolio (the "Fund") Class X shares produced a total return of 10.93%, outperforming the Bloomberg Barclays U.S. Corporate Index (the "Index"),1 which returned 9.85%. For the same period, the Fund's Class Y shares returned 10.85%. Past performance is no guarantee of future results.

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

1  The Bloomberg Barclays U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2019 (unaudited) continued

The Fund's investment grade corporate bond exposure contributed positively to returns over the period. In the six-month period, credit spreads tightened across all major segments of the investment grade market. The Fund's emphasis on financial institutions, specifically the banking sector, was particularly advantageous for performance over the reporting period. Within non-financials, the Fund is overweight BBB-rated credits and underweight A-rated or better credits as a result of relative value within this segment of the market. This contributed positively to returns, while an underweight to consumer non-cyclicals detracted from performance. An opportunistic allocation to below investment grade (or high yield) credits and convertible bonds contributed positively to performance as well.

As of June 30, 2019, the Fund is positioned to be modestly underweight credit risk as a whole. Specifically, the Fund is overweight financials and underweight industrials. Over the period, we started to let our financials overweight wind down and added selective BBB-rated non-financials bonds. The Fund continued to hold small allocations to high yield bonds and convertible bonds.

While we believe easy financial conditions support low defaults and technical demand are likely to create positive momentum in the near term, valuations have again moved below the long-run average. We await second-quarter corporate reporting to see whether the weaker economic growth and forward-looking surveys are reflected in results. Our strategy has been to take profits on long-held positions as spreads moved below the long-run average.

While valuations got richer following strong performance in the first half of 2019, the risks of recession remain. Uncertainty around global trade and weaker growth make the short-term outlook for corporate earnings less clear. Our base case does not call for a recession; rather, we expect continued low global growth and low inflation, supported by low real rates and easy financial conditions. We are carefully monitoring the incoming economic data (with heightened focus on employment trends) as well as comments from central banks to see if accommodative central bank policy (such as renewed quantitative easing in Europe) will be rekindled, which would likely reinforce market confidence. Technicals remain much improved compared with 2018, and we expect conservative risk positions across the market and steady inflows to credit will keep the risk of forced liquidations low.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2019 (unaudited) continued

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ■ June 30, 2019 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Fund Performance ■ June 30, 2019 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2019(1)
	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Class X	10.61%	3.81%	6.56%	6.82%	0.78%	3/1/1987
Class Y	10.40	3.56	6.29	5.92	1.02	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of the Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ■ June 30, 2019 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/19 – 06/30/19.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ■ June 30, 2019 (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/19	06/30/19	01/01/19 – 06/30/19
Class X
Actual (10.93% return)	$1,000.00	$1,109.30	$4.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.06
Class Y
Actual (10.85% return)	$1,000.00	$1,108.50	$5.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.59	$5.31

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.81% and 1.06% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (94.6%)
		Basic Materials (4.8%)
	$275	Celanese US Holdings LLC	3.50%	05/08/24	$282,493
	200	Dow Chemical Co. (The) (a)	5.55	11/30/48	238,358
	200	Eldorado Gold Corp. (Canada) (a)	9.50	06/01/24	201,000
	200	Glencore Funding LLC (Switzerland) (a)	3.875	10/27/27	200,392
	225	Glencore Funding LLC (Switzerland) (a)	4.125	03/12/24	233,761
	200	Gold Fields Orogen Holdings BVI Ltd. (South Africa) (a)	5.125	05/15/24	209,125
	500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	478,878
	175	Newmont Goldcorp Corp. (a)	5.45	06/09/44	211,360
	65	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	67,519
	320	NOVA Chemicals Corp. (Canada) (a)	5.25	08/01/23	325,600
	150	Nucor Corp.	3.95	05/01/28	162,260
	200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	209,398
	315	Southern Copper Corp. (Mexico)	7.50	07/27/35	414,225
	425	Syngenta Finance N.V. (China) (a)	4.892	04/24/25	443,902
	175	Westlake Chemical Corp.	4.375	11/15/47	165,196
					3,843,467
		Communications (9.5%)
	300	Amazon.com, Inc.	4.25	08/22/57	346,383
EUR	100	AT&T, Inc.	1.80	09/05/26	123,271
	$400	AT&T, Inc.	3.80	02/15/27	416,938
	251	AT&T, Inc.	4.50	03/09/48	257,038
	350	AT&T, Inc.	4.90	08/15/37	377,830
	275	AT&T, Inc.	5.15	02/15/50	304,090
	220	Baidu, Inc. (China)	2.875	07/06/22	220,748
	200	Bharti Airtel International Netherlands BV (India) (a)	5.35	05/20/24	212,243
	150	Booking Holdings, Inc.	0.90	09/15/21	171,960
	425	Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	441,871
	150	Charter Communications Operating LLC/Charter Communications Operating Capital	6.484	10/23/45	176,997
	350	Comcast Corp.	3.55	05/01/28	368,835
	500	Comcast Corp.	4.049	11/01/52	528,093
	325	Comcast Corp.	4.15	10/15/28	358,498
	250	Fox Corp. (a)	5.576	01/25/49	306,299
	125	Sirius XM Radio, Inc. (a)	5.50	07/01/29	128,463
	75	Sprint Capital Corp.	6.875	11/15/28	77,273

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$338	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	3.36%	03/20/23	$338,431
200	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	208,000
175	Telefonica Emisiones SA (Spain)	4.103	03/08/27	186,071
330	Telefonica Europe BV (Spain)	8.25	09/15/30	463,254
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	383,287
375	Verizon Communications, Inc.	4.272	01/15/36	406,798
203	Verizon Communications, Inc.	4.672	03/15/55	230,536
200	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	196,948
250	Vodafone Group PLC (United Kingdom)	5.125	06/19/59	267,489
148	Zillow Group, Inc.	2.00	12/01/21	167,852
				7,665,496
	Consumer Discretionary (0.7%)
550	Sands China Ltd. (Macau)	5.40	08/08/28	598,708
	Consumer Staples (0.4%)
175	Altria Group, Inc.	5.95	02/14/49	200,024
125	Constellation Brands, Inc.	3.50	05/09/27	128,387
				328,411
	Consumer, Cyclical (9.6%)
275	Alimentation Couche-Tard, Inc. (Canada) (a)	3.55	07/26/27	280,811
256	American Airlines Pass-Through Trust	4.00	01/15/27	266,877
488	British Airways Pass-Through Trust (United Kingdom) (a)	4.625	12/20/25	517,004
400	CVS Health Corp.	4.30	03/25/28	422,151
525	CVS Health Corp.	4.78	03/25/38	548,538
25	Darden Restaurants, Inc.	4.55	02/15/48	25,152
475	Delta Air Lines, Inc.	3.625	03/15/22	483,408
200	Delta Air Lines, Inc., Series AA	3.204	10/25/25	207,358
525	Dollar Tree, Inc.	4.00	05/15/25	547,704
110	Dollar Tree, Inc.	4.20	05/15/28	114,017
300	Ferguson Finance PLC (United Kingdom) (a)	4.50	10/24/28	313,678
300	Ford Motor Credit Co., LLC	3.096	05/04/23	295,828
300	General Motors Co.	6.60	04/01/36	332,595
75	Home Depot, Inc. (The)	4.875	02/15/44	91,047
175	Home Depot, Inc. (The)	5.875	12/16/36	232,495
75	Kohl's Corp.	5.55	07/17/45	75,249
400	Lowe's Cos., Inc.	2.50	04/15/26	393,021
300	Lowe's Cos., Inc.	3.65	04/05/29	313,516
150	Macy's Retail Holdings, Inc.	2.875	02/15/23	146,986

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$50	Newell Brands, Inc.	3.85%	04/01/23	$50,768
425	Newell Brands, Inc.	4.20	04/01/26	422,747
400	Resorts World Las Vegas LLC/RWLV Capital, Inc. (Malaysia) (a)	4.625	04/16/29	413,543
200	Starbucks Corp.	4.45	08/15/49	219,341
225	Target Corp.	3.375	04/15/29	238,896
214	United Airlines Pass-Through Trust, Class A	4.30	02/15/27	227,860
275	Volkswagen Group of America Finance LLC (Germany) (a)	4.75	11/13/28	299,519
200	Walmart, Inc.	3.625	12/15/47	214,153
				7,694,262
	Consumer, Non-Cyclical (8.9%)
775	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.90	02/01/46	864,229
300	Ashtead Capital, Inc. (United Kingdom) (a)	4.125	08/15/25	305,250
200	Ashtead Capital, Inc. (United Kingdom) (a)	5.25	08/01/26	209,500
200	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	199,136
175	BAT Capital Corp. (United Kingdom)	4.54	08/15/47	162,597
200	Bayer US Finance II LLC (Germany) (a)	4.625	06/25/38	204,550
325	Bristol-Myers Squibb Co. (a)	4.25	10/26/49	359,790
499	Cigna Corp. (a)	4.375	10/15/28	538,818
100	Cigna Holding Co.	3.875	10/15/47	93,249
75	Conagra Brands, Inc.	5.40	11/01/48	82,436
275	Constellation Brands, Inc.	4.40	11/15/25	299,751
175	CVS Health Corp.	5.05	03/25/48	186,683
225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	250,009
312	EMD Finance LLC (Germany) (a)	3.25	03/19/25	318,813
100	Express Scripts Holding Co.	4.50	02/25/26	107,998
270	Fresenius Medical Care US Finance III, Inc. (a)	3.75	06/15/29	267,841
225	Gilead Sciences, Inc.	4.80	04/01/44	256,008
275	Grupo Bimbo SAB de CV (Mexico) (a)	3.875	06/27/24	284,411
110	HCA, Inc.	4.125	06/15/29	113,303
215	HCA, Inc.	4.50	02/15/27	229,725
250	Humana, Inc.	3.95	03/15/27	260,878
200	Mars, Inc. (a)	3.20	04/01/30	207,998
35	Medtronic, Inc.	4.625	03/15/45	42,456
150	Novartis Capital Corp. (Switzerland)	4.40	05/06/44	175,835
525	Smithfield Foods, Inc. (a)	5.20	04/01/29	572,769
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	2.80	07/21/23	65,063
175	Transurban Finance Co., Pty Ltd. (Australia) (a)	3.375	03/22/27	173,371

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$300	Transurban Finance Co., Pty Ltd. (Australia) (a)	4.125%	02/02/26	$312,275
				7,144,742
	Energy (9.4%)
175	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.20	12/01/47	185,990
200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	209,938
200	BG Energy Capital PLC (United Kingdom) (a)	5.125	10/15/41	236,691
500	BP Capital Markets America, Inc.	3.119	05/04/26	509,947
250	Cimarex Energy Co.	3.90	05/15/27	257,129
375	Concho Resources, Inc.	3.75	10/01/27	388,372
100	Concho Resources, Inc.	4.85	08/15/48	112,618
325	ConocoPhillips Co.	4.95	03/15/26	371,473
50	Energy Transfer Operating L.P.	5.15	03/15/45	50,922
200	Energy Transfer Operating L.P.	5.30	04/15/47	208,949
250	Enterprise Products Operating LLC (b)	4.20	01/31/50	256,732
250	Exxon Mobil Corp.	4.114	03/01/46	288,069
125	Halliburton Co.	5.00	11/15/45	136,584
175	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	6.25	11/01/28	176,750
200	Kinder Morgan, Inc.	5.55	06/01/45	231,759
450	Marathon Petroleum Corp.	4.75	12/15/23	485,734
250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	256,249
325	MPLX LP	4.00	02/15/25	339,602
100	Noble Energy, Inc.	4.95	08/15/47	106,275
200	ONEOK, Inc.	4.35	03/15/29	213,935
200	Patterson-UTI Energy, Inc.	3.95	02/01/28	197,448
350	Rockies Express Pipeline LLC (a)	6.875	04/15/40	392,143
650	Santos Finance Ltd. (Australia)	4.125	09/14/27	641,982
325	Saudi Arabian Oil Co. (Saudi Arabia) (a)	3.50	04/16/29	329,480
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	225,200
450	Woodside Finance Ltd. (Australia) (a)	3.70	09/15/26	457,709
325	Woodside Finance Ltd. (Australia) (a)	4.50	03/04/29	343,716
				7,611,396
	Finance (31.9%)
150	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.50	05/26/22	152,837
350	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/23	364,229
400	Air Lease Corp.	3.75	06/01/26	410,092
250	American International Group, Inc.	4.25	03/15/29	268,777
300	American International Group, Inc.	4.50	07/16/44	317,603

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$150	Bank of America Corp.	3.974%	02/07/30	$160,914
625	Bank of America Corp.	4.244	04/24/38	681,564
205	Bank of America Corp.	7.75	05/14/38	302,901
400	Bank of America Corp., MTN	4.25	10/22/26	427,716
275	BNP Paribas SA (France) (a)	4.40	08/14/28	298,201
400	Boston Properties LP	3.65	02/01/26	415,933
250	BPCE SA (France) (a)	4.00	09/12/23	261,669
400	BPCE SA (France) (a)	5.15	07/21/24	433,002
50	Brighthouse Financial, Inc.	4.70	06/22/47	41,857
265	Brighthouse Financial, Inc., Series WI	3.70	06/22/27	252,013
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	417,781
100	Brookfield Finance, Inc. (Canada)	4.85	03/29/29	109,466
275	Capital One Financial Corp.	3.30	10/30/24	282,279
625	Capital One Financial Corp.	3.75	03/09/27	645,763
425	Citigroup, Inc.	4.45	09/29/27	458,294
350	Citigroup, Inc.	8.125	07/15/39	560,573
145	CNO Financial Group, Inc.	5.25	05/30/29	157,325
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	231,343
575	Credit Agricole SA (France) (a)	3.75	04/24/23	597,226
250	Credit Agricole SA (France) (a)	4.125	01/10/27	264,529
250	Credit Suisse Group AG (Switzerland) (a)	3.574	01/09/23	255,368
200	Danske Bank A/S (Denmark) (a)	5.00	01/12/22	209,286
450	Deutsche Bank AG (Germany)	2.70	07/13/20	448,186
225	Deutsche Bank AG (Germany)	3.15	01/22/21	223,379
300	Discover Financial Services	3.95	11/06/24	315,799
425	Enstar Group Ltd. (Bermuda)	4.95	06/01/29	430,449
700	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	693,990
275	Goldman Sachs Group, Inc. (The)	4.223	05/01/29	295,180
375	Goldman Sachs Group, Inc. (The)	6.25	02/01/41	503,543
525	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	687,543
150	Great-West Lifeco, Inc. (Canada) (a)	4.581	05/17/48	169,219
250	Guardian Life Insurance Co. of America (The) (a)	4.85	01/24/77	282,901
100	Harborwalk Funding Trust (a)	5.077	02/15/69	114,562
375	High Street Funding Trust I (a)	4.111	02/15/28	396,027
275	HSBC Holdings PLC (United Kingdom)	3.803	03/11/25	286,691
525	HSBC Holdings PLC (United Kingdom)	3.90	05/25/26	548,855
425	HSBC Holdings PLC (United Kingdom)	3.95	05/18/24	444,880
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	264,246
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	272,937
250	iStar, Inc.	5.25	09/15/22	256,563

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$375	John Deere Capital Corp.	3.45%	03/07/29	$398,813
325	JPMorgan Chase & Co.	3.782	02/01/28	344,809
200	JPMorgan Chase & Co.	3.897	01/23/49	209,989
375	JPMorgan Chase & Co.	4.005	04/23/29	404,839
330	JPMorgan Chase & Co.	4.95	06/01/45	392,394
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	275,519
450	Macquarie Group Ltd. (Australia) (a)	4.15	03/27/24	469,389
325	Marsh & McLennan Cos., Inc.	3.875	03/15/24	345,115
125	Massachusetts Mutual Life Insurance Co. (a)	4.50	04/15/65	135,044
200	MassMutual Global Funding II (a)	3.40	03/08/26	209,644
200	MDC GMTN B.V. (United Arab Emirates) (a)	4.50	11/07/28	223,731
250	MetLife, Inc. (See Note 8)	5.70	06/15/35	320,443
300	Nationwide Building Society (United Kingdom) (a)	4.302	03/08/29	314,052
425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	443,914
275	PartnerRe Finance B LLC	3.70	07/02/29	280,244
250	Pine Street Trust I (a)	4.572	02/15/29	262,090
125	Principal Financial Group, Inc.	3.70	05/15/29	130,770
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/23	590,389
750	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/23	763,430
300	Santander UK Group Holdings PLC (United Kingdom)	4.796	11/15/24	318,932
325	Santander UK PLC (United Kingdom) (a)	5.00	11/07/23	343,449
200	SCOR SE, Series . (France) (c)	5.25	03/13/29	185,127
225	Shinhan Bank Co. Ltd. (Korea, Republic of) (a)	4.00	04/23/29	233,509
100	Synchrony Financial	3.95	12/01/27	99,977
125	TD Ameritrade Holding Corp.	3.30	04/01/27	129,082
350	TD Ameritrade Holding Corp.	3.625	04/01/25	368,174
400	Trust F/1401 (Mexico) (a)	5.25	12/15/24	426,000
525	UBS Group Funding Switzerland AG (Switzerland) (a)	3.491	05/23/23	538,498
350	UniCredit SpA (Italy) (a)	6.572	01/14/22	372,205
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (a)	3.25	10/05/20	328,170
250	Wells Fargo & Co.	3.00	10/23/26	252,816
				25,724,048
	Industrials (4.4%)
325	Aviation Capital Group LLC (a)	4.375	01/30/24	342,496
375	Burlington Northern Santa Fe LLC	4.55	09/01/44	435,331
165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	183,606

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$350	Fortune Brands Home & Security, Inc.	4.00%	09/21/23	$368,647
200	Harris Corp.	4.854	04/27/35	222,484
510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	543,272
425	Nvent Finance Sarl (United Kingdom)	3.95	04/15/23	431,251
250	Trimble, Inc.	4.90	06/15/28	268,080
125	Tyco Electronics Group SA (Switzerland)	3.125	08/15/27	125,373
200	Wabtec Corp.	4.95	09/15/28	214,623
225	Walt Disney Co. (The) (a)	4.75	09/15/44	275,129
100	Walt Disney Co. (The) (a)	4.95	10/15/45	124,126
				3,534,418
	Technology (5.2%)
164	Akamai Technologies, Inc.	0.125	05/01/25	176,022
400	Apple, Inc.	3.85	08/04/46	425,880
500	Dell International LLC/EMC Corp. (a)	4.90	10/01/26	522,098
200	Fiserv, Inc.	4.20	10/01/28	216,696
850	International Business Machines Corp.	3.30	05/15/26	881,851
225	International Business Machines Corp.	4.15	05/15/39	240,809
525	Microsoft Corp.	4.45	11/03/45	630,479
166	Nuance Communications, Inc.	1.00	12/15/35	156,633
200	NXP Semiconductors N.V. (Netherlands)	1.00	12/01/19	211,246
200	Oracle Corp.	3.80	11/15/37	212,547
150	Oracle Corp.	4.00	11/15/47	161,445
200	STMicroelectronics N.V., Series B (Switzerland)	0.25	07/03/24	229,450
149	Verint Systems, Inc.	1.50	06/01/21	160,410
				4,225,566
	Utilities (9.8%)
250	Abu Dhabi National Energy Co., PJSC (United Arab Emirates) (a)	4.375	06/22/26	265,625
400	Alabama Power Co.	3.75	03/01/45	411,596
575	Avangrid, Inc.	3.80	06/01/29	602,291
175	Black Hills Corp.	3.15	01/15/27	173,978
75	Black Hills Corp.	4.35	05/01/33	82,758
250	Boston Gas Co. (a)	4.487	02/15/42	275,731
175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	192,852
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	211,000
275	Duke Energy Carolinas LLC	3.75	06/01/45	283,083
550	EDP Finance BV (Portugal) (a)	3.625	07/15/24	567,010
350	Electricite de France SA (France) (a)	4.50	09/21/28	384,165
225	Enel Finance International N.V. (Italy) (a)	6.00	10/07/39	267,257
300	Entergy Arkansas LLC	3.50	04/01/26	313,270
150	Entergy Louisiana LLC	3.05	06/01/31	151,406

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$300	Fortis, Inc., Series WI (Canada)	2.10%	10/04/21	$297,534
50	Indiana Michigan Power Co.	4.25	08/15/48	55,105
275	Mid-Atlantic Interstate Transmission LLC (a)	4.10	05/15/28	293,033
250	Mississippi Power Co.	3.95	03/30/28	262,728
450	NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	470,191
200	NSTAR Electric Co.	3.25	05/15/29	207,718
225	Oglethorpe Power Corp.	5.05	10/01/48	260,638
150	Southern California Edison Co.	4.00	04/01/47	149,632
525	Trans-Allegheny Interstate Line Co. (a)	3.85	06/01/25	555,444
221	TransAlta Corp. (Canada)	4.50	11/15/22	221,167
475	Virginia Electric & Power Co., Series B	4.20	05/15/45	515,275
450	Vistra Operations Co. LLC (a)	3.55	07/15/24	453,158
				7,923,645
	Total Corporate Bonds (Cost $71,741,626)			76,294,159
	Short-Term Investments (4.3%)
	U.S. Treasury Security (1.1%)
889	U.S. Treasury Bill (d)(e) (Cost $880,895)	2.353	11/21/19	881,743
NUMBER OF SHARES (000)
	Investment Company (3.2%)
2,584	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $2,583,903)			2,583,903
	Total Short-Term Investments (Cost $3,464,798)			3,465,646
	Total Investments (Cost $75,206,424) (f)(g)		98.9%	79,759,805
	Other Assets in Excess of Liabilities		1.1	854,763
	Net Assets		100.0%	$80,614,568

  MTN  Medium Term Note.

  PJSC  Public Joint Stock Company.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

  (b)  When-issued security.

  (c)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

  (d)  Rate shown is the yield to maturity at June 30, 2019.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreement.

  (f)  Securities are available for collateral in connection with purchase of when-issued security, open foreign currency forward exchange contract, futures contracts and swap agreement.

  (g)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,778,538 and the aggregate gross unrealized depreciation is $422,392, resulting in net unrealized appreciation of $4,356,146.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
JPMorgan Chase Bank NA	EUR	105,037	$120,460	09/19/19	$283

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	64	Sep-19		$12,800	$13,771,500	$77,750
U.S. Treasury 30 yr. Bond	15	Sep-19		1,500	2,333,906	50,126
U.S. Treasury Ultra Bond	6	Sep-19		600	1,065,375	10,758
Short:
U.S. Treasury 5 yr. Note	1	Sep-19		(100)	(118,156)	(562)
German Euro Bund	1	Sep-19	EUR	(100)	(196,422)	(1,927)
U.S. Treasury 10 yr. Ultra Long Bond	10	Sep-19		$(1,000)	(1,381,250)	(37,468)
U.S. Treasury 10 yr. Note	41	Sep-19		(4,100)	(5,246,719)	(128,016)
						$(29,339)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ■ June 30, 2019 (unaudited) continued

INTEREST RATE SWAP AGREEMENT:

The Fund had the following interest rate swap agreement open at June 30, 2019:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	3 Month USD LIBOR	Receive	2.39%	Semi-Annual/ Quarterly	3/27/29	$4,430	$(168,179)	$—	$(168,179)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

EUR  Euro.

USD  United States Dollar.

LONG TERM CREDIT ANALYSIS+
AAA	2.2%
AA	6.8
A	44.6
BBB	40.5
BB	1.4
B or Below	0.4
Not Rated	4.1
	100.0	%++

  +  The ratings shown are based on the Fund's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

  ++  Does not include open long/short futures contracts with a value of $24,113,328 and net unrealized depreciation of $29,339. Does not include an open foreign currency forward exchange contract with total unrealized appreciation of approximately $283 and does not include an open swap agreement with total unrealized depreciation of $168,179.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements

Statement of Assets and Liabilities
June 30, 2019 (unaudited)

Assets:
Investments in securities, at value*	$76,855,459
Investment in affiliates, at value**	2,904,346
Total investments in securities, at value	79,759,805
Unrealized appreciation on open foreign currency forward exchange contract	283
Receivable for:
Interest	772,058
Investments sold	639,364
Variation margin on open swap agreement	34,596
Dividends from affiliate	2,857
Foreign withholding taxes reclaimed	85
Prepaid expenses and other assets	12,242
Total Assets	81,221,290
Liabilities:
Payable to bank	28,113
Payable for:
Investments purchased	250,001
Shares of beneficial interest redeemed	168,788
Advisory fee	27,390
Distribution fee (Class Y Shares)	8,325
Variation margin on open futures contracts	7,025
Trustees' fees	5,831
Administration fee	5,246
Transfer agent fees	473
Deferred capital gain country tax	26,185
Accrued expenses and other payables	79,345
Total Liabilities	606,722
Net Assets	$80,614,568
Composition of Net Assets:
Paid-in-capital	$73,308,112
Total Distributable Earnings	7,306,456
Net Assets	$80,614,568
* Cost	$72,315,461
**Affiliated Cost	$2,890,963
Class X Shares:
Net Assets	$39,677,005
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,428,731
Net Asset Value Per Share	$11.57
Class Y Shares:
Net Assets	$40,937,563
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,548,021
Net Asset Value Per Share	$11.54

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2019 (unaudited)

Net Investment Income:
Income
Interest	$1,619,354
Interest and dividends from affiliates (Note 8)	17,612
Total Income	1,636,966
Expenses
Advisory fee (Note 4)	163,447
Professional fees	69,230
Distribution fee (Class Y shares) (Note 5)	49,185
Administration fee (Note 4)	31,133
Custodian fees	11,544
Shareholder reports and notices	8,741
Trustees' fees and expenses	7,218
Transfer agent fees (Note 6)	1,720
Other	20,411
Total Expenses	362,629
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(728)
Net Expenses	361,901
Net Investment Income	1,275,065
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	437,806
Futures contracts	(116,923)
Swap agreements	(70,679)
Foreign currency forward exchange contracts	(873)
Foreign currency translation	(72)
Net Realized Gain	249,259
Change in Unrealized Appreciation (Depreciation) on:
Investments	6,784,914
Investments in affiliates (Note 8)	38,350
Futures contracts	(39,987)
Swap agreements	(176,937)
Foreign currency forward exchange contracts	283
Foreign currency translation	(26)
Net Change in Unrealized Appreciation (Depreciation)	6,606,597
Net Gain	6,855,856
Net Increase	$8,130,921

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2019	For The Year Ended December 31, 2018
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,275,065	$2,713,256
Net realized gain (loss)	249,259	(1,120,876)
Net change in unrealized appreciation (depreciation)	6,606,597	(5,455,170)
Net Increase (Decrease)	8,130,921	(3,862,790)
Dividends and Distributions to Shareholders:
Class X shares	—	(2,386,287)
Class Y shares	—	(2,313,184)
Total Dividends and Distributions to Shareholders	—	(4,699,471)
Net decrease from transactions in shares of beneficial interest	(4,778,465)	(10,512,646)
Net Increase (Decrease)	3,352,456	(19,074,907)
Net Assets:
Beginning of period	77,262,112	96,337,019
End of Period	$80,614,568	$77,262,112

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	For The Six Months Ended June 30, 2019	For The Year Ended December 31, 2018
	(unaudited)
Class X Shares
Shares
Sold	82,979	62,321
Reinvestment of dividends and distributions	—	227,482
Redeemed	(339,624)	(778,744)
Net Decrease - Class X	(256,645)	(488,941)
Amount
Sold	$920,933	$675,522
Reinvestment of dividends and distributions	—	2,386,287
Redeemed	(3,715,904)	(8,424,873)
Net Decrease - Class X	$(2,794,971)	$(5,363,064)
Class Y Shares
Shares
Sold	70,382	95,323
Reinvestment of dividends and distributions	—	220,513
Redeemed	(252,632)	(789,176)
Net Decrease - Class Y	(182,250)	(473,340)
Amount
Sold	$773,703	$1,038,199
Reinvestment of dividends and distributions	—	2,313,184
Redeemed	(2,757,197)	(8,500,965)
Net Decrease - Class Y	$(1,983,494)	$(5,149,582)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2019 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust consists of Income Plus Portfolio (the "Fund"). The Trust was organized on February 25, 1983 as a Massachusetts business trust and the Fund commenced operations on March 1, 1987. The Fund is classified as diversified and seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). The Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The following is a summary of significant accounting policies:

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2019 (unaudited) continued

bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2019 (unaudited) continued

good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2019 (unaudited) continued

rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statements of Operations.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB Accounting Standards CodificationTM (ASC) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best

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information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$76,294,159	$—	$76,294,159
Short-Term Investments
U.S. Treasury Security	—	881,743	—	881,743
Investment Company	2,583,903	—	—	2,583,903
Total Short-Term Investments	2,583,903	881,743	—	3,465,646
Foreign Currency Forward Exchange Contract	—	283	—	283
Futures Contracts	138,634	—	—	138,634
Total Assets	2,722,537	77,176,185	—	79,898,722

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities:
Futures Contracts	$(167,973)	$—	$—	$(167,973)
Interest Rate Swap Agreement	—	(168,179)	—	(168,179)
Total Liabilities	(167,973)	(168,179)	—	(336,152)
Total	$2,554,564	$77,008,006	$—	$79,562,570

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although

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the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical

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delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit

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default swap, the Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

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Upfront payments received or paid by the Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$138,634	(a)	Variation margin on open futures contracts	$(167,973	)(a)
Interest Rate Risk	Variation margin on open swap agreement	—		Variation margin on open swap agreement	(168,179	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contract	283
		$138,917			$(336,152)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT	SWAP AGREEMENT
Interest Rate Risk	$(116,923)	$—	$(70,679)
Currency Risk	—	(873)	—
Total	$(116,923)	$(873)	$(70,679)

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CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT	SWAP AGREEMENT
Interest Rate Risk	$(39,987)	$—	$(176,937)
Currency Risk	—	283	—
Total	$(39,987)	$283	$(176,937)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contract	$283	$—
Swap Agreement	—	—
Total	$283	$—

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

The Fund typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the

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Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
JPMorgan Chase Bank NA	$283	$—	$—	$283

For the six months ended June 30, 2019, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:

Average monthly principal amount	$60,982

Futures Contracts:

Average monthly notional value	$33,038,727

Swap Agreements:

Average monthly notional amount	$4,579,201

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

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The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus (es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Fund of the Trust.

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

The Fund's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2019, aggregated $21,913,405 and $29,464,829, respectively.

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Notes to Financial Statements ■ June 30, 2019 (unaudited) continued

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by $728 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2018	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2019
Liquidity Funds	$65,781	$15,697,929	$13,179,807	$10,487	$—	$—	$2,583,903
MetLife, Inc.	282,093	—	—	7,125	—	38,350	320,443

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2019, the accrued pension liability reflected as "Trustees' fees" in the Statements of Assets and Liabilities for the Fund is $5,831.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

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investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 DISTRIBUTIONS PAID FROM:		2017 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$2,900,920	$1,798,551	$3,452,819	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

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Notes to Financial Statements ■ June 30, 2019 (unaudited) continued

Permanent differences, primarily due to equalization debits resulted in the following reclassifications among the components of net assets at December 31, 2018:

TOTAL ACCUMULATED LOSS	PAID-IN-CAPITAL
$(1,193)	$1,193

At December 31, 2018, the components of distributable earnings on a tax basis was as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,707,416	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long term capital losses of approximately $146,809 and $979,167, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Purposes of and Risks Relating to Certain Financial Instruments

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

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Notes to Financial Statements ■ June 30, 2019 (unaudited) continued

12. Other

At June 30, 2019, the Trust had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Trust. The aggregate percentage of such owners was 94.3%.

13. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and is reflected in the Fund's financial statements.

14. Fund Merger

On October 4, 2018, the Trustees of the Trust, on behalf of Multi Cap Growth Portfolio ("Multi Cap"), approved an Agreement and Plan of Reorganization by and between the Trust, on behalf of Multi Cap, Morgan Stanley Variable Insurance Fund, Inc., on behalf of its series Growth Portfolio ("VIF Growth"), pursuant to which substantially all of the assets and liabilities of Multi Cap would be transferred to VIF Growth and shareholders of Multi Cap would become shareholders of VIF Growth, receiving shares of VIF Growth equal to the value of their holdings in Multi Cap (the "Reorganization"). Class X shareholders of Multi Cap would receive Class I Shares of VIF Growth and Class Y shareholders of Multi Cap would receive Class II Shares of VIF Growth. On February 6, 2019, shareholders of the Multi Cap approved the Reorganization. The Reorganization was consummated on April 29, 2019.

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Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS X SHARES
2014		$11.48	$0.42	$0.47	$0.89	$(0.51)	—	$(0.51)
2015		11.86	0.42	(0.66)	(0.24)	(0.47)	$(0.01)	(0.48)
2016	(2)	11.14	0.42	0.37	0.79	(0.46)	(0.28)	(0.74)
2017		11.19	0.34	0.39	0.73	(0.41)	—	(0.41)
2018		11.51	0.36	(0.82)	(0.46)	(0.38)	(0.24)	(0.62)
2019	(3)	10.43	0.18	0.96	1.14	—	—	—
CLASS Y SHARES
2014		11.45	0.39	0.45	0.84	(0.47)	—	(0.47)
2015		11.82	0.39	(0.64)	(0.25)	(0.44)	(0.01)	(0.45)
2016	(2)	11.12	0.39	0.35	0.74	(0.42)	(0.28)	(0.70)
2017		11.16	0.32	0.39	0.71	(0.38)	—	(0.38)
2018		11.49	0.33	(0.82)	(0.49)	(0.35)	(0.24)	(0.59)
2019	(3)	10.41	0.17	0.96	1.13	—	—	—

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund.

(3)  For the six months ended June 30, 2019 (unaudited).

(4)  Amount is less than 0.005%.

(5)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.68%	3.62%
Class Y	0.93	3.37

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(5)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS X SHARES
2014		$11.86	7.79%	$68,129	0.64	%(6)	3.52	%(6)	0.00	%(4)	43%
2015		11.14	(2.09)	57,579	0.68	(6)	3.56	(6)	0.00	(4)	44
2016	(2)	11.19	7.08	53,539	0.63	(6)(7)	3.67	(6)(7)	0.00	(4)	39
2017		11.51	6.65	48,050	0.77	(6)	3.02	(6)	0.00	(4)	50
2018		10.43	(4.01)	38,430	0.78	(6)	3.27	(6)	0.00	(4)	47
2019	(3)	11.57	10.93 (8)	39,677	0.81	(6)(9)	3.40	(6)(9)	0.00	(4)(9)	29	(8)
CLASS Y SHARES
2014		11.82	7.40	69,491	0.89	(6)	3.27	(6)	0.00	(4)	43
2015		11.12	(2.22)	56,969	0.93	(6)	3.31	(6)	0.00	(4)	44
2016	(2)	11.16	6.68	52,595	0.88	(6)(7)	3.42	(6)(7)	0.00	(4)	39
2017		11.49	6.46	48,287	1.02	(6)	2.77	(6)	0.00	(4)	50
2018		10.41	(4.31)	38,832	1.03	(6)	3.02	(6)	0.00	(4)	47
2019	(3)	11.54	10.85 (8)	40,938	1.06	(6)(9)	3.15	(6)(9)	0.00	(4)(9)	29	(8)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ■ June 30, 2019 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ■ June 30, 2019 (unaudited) continued

The Board noted that the Fund's contractual management fee was lower than its peer group average, the actual management fee was higher than but close to its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ■ June 30, 2019 (unaudited) continued

formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia Maleski
Jakki L. Haussler	Michael E. Nugent
Dr. Manuel H. Johnson	Chair of the Board
W. Allen Reed
Officers
John H. Gernon President and Principal Executive Officer
Timothy J. Knierim Chief Compliance Officer
Francis J. Smith Treasurer and Principal Financial Officer
Mary E. Mullin Secretary
Michael J. Key Vice President
Transfer Agent	Custodian
DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 1155 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINSAN
2655122 EXP 08.31.2020

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2019